Document and Entity Information	12 Months Ended
Dec. 31, 2025 shares
Document and Entity Information
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2025
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38313
Entity Registrant Name	Amber International Holding Limited
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	1 Wallich Street
Entity Address, Adress Line Two	#30-02 Guoco Tower
Entity Address, Country	SG
Entity Address, Postal Zip Code	078881
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	471,376,257
Entity Central Index Key	0001697818
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Amendment Flag	false
Auditor Name	WWC, P.C.
Auditor Location	San Mateo, California
Auditor Firm ID	1171
Class A ordinary shares
Document and Entity Information
Entity Common Stock, Shares Outstanding	435,143,020
Class B ordinary shares
Document and Entity Information
Entity Common Stock, Shares Outstanding	36,233,237
ADR [Member]
Document and Entity Information
Title of 12(b) Security	American Depositary Shares, one representing five Class A ordinary shares, par value US$0.001 per share
Trading Symbol	AMBR
Security Exchange Name	NASDAQ
Business Contact
Document and Entity Information
Contact Personnel Name	Josephine Ngai
Entity Address, Address Line One	1 Wallich Street
Entity Address, Adress Line Two	#30-02 Guoco Tower
Entity Address, Country	SG
Entity Address, Postal Zip Code	078881
Country Region	65
Local Phone Number	60220228
Contact Personnel Email Address	josephine.ngai@ambr.io